Note 6 - Exploration and Evaluation Assets - Assets on Project (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020	Mar. 02, 2020	Dec. 02, 2019	Nov. 30, 2019
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 54,475,285	$ 55,885,728			$ 57,650,312
La Mina project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	13,650,091	13,887,224
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	11,459,581	11,658,660
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,147,358	7,119,333
Crucero project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	6,723,268	6,840,067
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	5,351,475	5,742,394
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	4,508,819	4,838,183
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,748,595	1,826,865
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,461,825	1,487,220		$ 1,521,081
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,102,483	1,121,635	$ 1,152,262
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	937,132	953,412
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	202,560	217,357
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	154,420	165,700
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 27,678	$ 27,678